Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
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Cash and Cash Equivalents

5.	Cash and Cash Equivalents
Restricted cash and cash equivalents as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020	December 31, 2021	Description
Bank deposits	￦ 28,414	￦ 28,219	Deposit restricted for government project and others
Cash and cash equivalents in the statement of financial position equal to cash and cash equivalents in the statement of cash flows
.